SIMPSON THACHER & BARTLETT
                              425 Lexington Avenue
                               New York, NY 10017

                                                                  April 23, 2002

Re: The Lipper Funds (Registration Statement File Nos. 33-97984 and 811-9108)
    ------------------------------------------------------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attention: Filing Desk

Dear Sir or Madam:

     We hereby submit for direct electronic transmission by The Lipper Funds, Inc. (the "Funds"), pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "Securities Act"), the following:

          1. Lipper U. S. Equity Fund series supplement dated April 23, 2002 to the Fund's Prospectus dated April 30, 2001.

          2. Lipper Merger Fund series supplement dated April 23, 2002 to the Fund's Prospectus dated August 30, 2001.

          3. Lipper High Income Bond Fund series supplement dated April 23, 2002 to the Fund's Prospectus dated April 30, 2001.

     Any questions or communications concerning this filing should be directed to Sarah E. Cogan at 212-455-3575 or Brynn Peltz at 212-455-2210 of this Firm.

                                               Very truly yours,

                                              /s/ Simpson Thacher & Bartlett
                                              ----------------------------------
                                              SIMPSON THACHER & BARTLETT

Enclosures

cc: Lawrence S. Block

                             THE LIPPER FUNDS, INC.

                         LIPPER U.S. EQUITY FUND SERIES

                         SUPPLEMENT DATED APRIL 23, 2002
                       TO PROSPECTUS DATED APRIL 30, 2001

     The Board of Directors of The Lipper Funds, Inc. has voted to close the Lipper U.S. Equity Fund series (the "Fund") to new purchases and to liquidate the Fund as soon as possible.

     Lipper & Company, L.L.C., the Fund's adviser, has informed the Board that the diminishing size of the Fund (approximately $6 million as of the date hereof) has made it difficult to manage the Fund in accordance with its investment program. In addition, the lack of investor interest in the Fund has rendered its continued operation impracticable.

     In anticipation of liquidation, which is subject to the approval of Fund shareholders, it is expected that substantially all of the Fund's assets will be invested in cash and/or high quality short-term debt instruments of U.S. issuers.

     The Prospectus is also amended to remove information relating to the sale of Fund shares. Of course, you may still redeem shares of the Fund at any time in one of the following ways:

-------------------------------------- ----------------------------------------------------
Through the Distributor or a           Call the Distributor at 1-800-LIPPER9 or your
Participating Dealer                   Participating Dealer.

-------------------------------------- ----------------------------------------------------
By Telephone                           Provided that you previously established the
                                       telephone privilege when you completed your
                                       account application, you may call the Transfer
                                       Agent at 1-800-LIPPER9 and request that the
                                       Transfer Agent send you the redemption proceeds or
                                       wire the funds to your account.

-------------------------------------- ----------------------------------------------------
By Mail                                Mail the Transfer Agent a letter at the address
                                       specified under "Initial Purchase by Mail"
                                       requesting a redemption. The letter should include
                                       (1) name of the account, social security or tax
                                       I.D. number, account address and account number,
                                       (2) name of the Fund from which you wish to
                                       redeem, (3) number of shares or amount you wish to
                                       redeem, and (4) signature of each owner of the
                                       account.
-------------------------------------- ----------------------------------------------------

                             THE LIPPER FUNDS, INC.

                            LIPPER MERGER FUND SERIES

                         SUPPLEMENT DATED APRIL 23, 2002
                       TO PROSPECTUS DATED AUGUST 30, 2001

     The Board of Directors of The Lipper Funds, Inc. has voted to close the Lipper Merger Fund series (the "Fund") to new purchases and to liquidate the Fund as soon as possible.

     Lipper & Company, L.L.C., the Fund's adviser, has informed the Board that the small size of the Fund (approximately $1 million as of the date hereof) has made it difficult to manage the Fund in accordance with its investment program. In addition, the lack of investor interest in the Fund has rendered its continued operation impracticable.

     In anticipation of liquidation, which is subject to the approval of Fund shareholders, it is expected that substantially all of the Fund's assets will be invested in cash and/or high quality short-term debt instruments of U.S. issuers.

     The Prospectus is also amended to remove information relating to the sale of Fund shares. Of course, you may still redeem shares of the Fund at any time in one of the following ways:

-------------------------------------- ----------------------------------------------------
Through the Distributor or a           Call the Distributor at 1-800-LIPPER9 or your
Participating Dealer                   Participating Dealer.

-------------------------------------- ----------------------------------------------------
By Telephone                           Provided that you previously established the
                                       telephone privilege when you completed your
                                       account application, you may call the Transfer
                                       Agent at 1-800-LIPPER9 and request that the
                                       Transfer Agent send you the redemption proceeds or
                                       wire the funds to your account.

-------------------------------------- ----------------------------------------------------
By Mail                                Mail the Transfer Agent a letter at the address
                                       specified under "Initial Purchase by Mail"
                                       requesting a redemption. The letter should include
                                       (1) name of the account, social security or tax
                                       I.D. number, account address and account number,
                                       (2) name of the Fund from which you wish to
                                       redeem, (3) number of shares or amount you wish to
                                       redeem, and (4) signature of each owner of the
                                       account.
-------------------------------------- ----------------------------------------------------

                             THE LIPPER FUNDS, INC.

                          LIPPER HIGH INCOME BOND FUND


                         SUPPLEMENT DATED APRIL 23, 2002
                       TO PROSPECTUS DATED APRIL 30, 2001


     The Prospectus for the Lipper High Income Bond Fund series (the "Fund") of The Lipper Funds, Inc. (the "Company") is supplemented by the following information regarding Lipper & Company, L.L.C. (the "Adviser"), Lipper & Company, L.P. (the "Distributor") and Mr. Wayne Plewniak appearing under "Management" beginning on page 10 of the Prospectus.

     On April 22, 2002, the Adviser, the Distributor and certain of their affiliates entered into an agreement (the "Agreement") with Neuberger Berman Inc., pursuant to which certain members of the portfolio management team, including Mr. Plewniak, who is the Portfolio Manager for the Fund, and Ms. Daniella Lipper Coules, would join Neuberger Berman.

     In connection with the Agreement, the Adviser intends to recommend to the Company's Board of Directors that the Fund be reorganized to become a new series of the Neuberger Berman Income Funds. It is expected that Mr. Plewniak will be a senior Portfolio Manager and Ms. Coules will be a Portfolio Manager of the new series.

     If approved by the Company's Board of Directors, shareholders of the Fund will receive proxy materials asking for approval of the foregoing at a special meeting of shareholders.

     This reorganization and certain related transactions contemplated by the Agreement are also subject to certain conditions, and there is no assurance that they will be consummated.